Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 0	Taxes	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 2
	25,900	Taxes	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 3
	677	Taxes	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 4
	980,558	Royalties	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 5
	0	Royalties	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 6
	0	Royalties	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 7
	0	Fees	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 8
	0	Fees	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 9
	0	Fees	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 10
	0	Comm. Social Resp.	CHILE	Corporacion de Fomento de la Produccion de Chile (Corfo) [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 11
	0	Comm. Social Resp.	CHILE	Tesoreria General de la Republica [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 12
	42,724	Comm. Social Resp.	CHILE	Various local Chilean municipalities/communities [Member]	Salar de Atacama [Member]	Lithium [Member]	Energy Storage [Member]	Well
#: 13
	2,936	Taxes	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 14
	0	Taxes	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 15
	0	Taxes	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 16
	0	Taxes	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 17
	0	Taxes	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 18
	0	Taxes	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 19
	0	Taxes	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 20
	0	Royalties	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 21
	0	Royalties	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 22
	0	Royalties	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 23
	0	Royalties	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 24
	1,892	Royalties	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 25
	0	Royalties	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 26
	0	Royalties	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 27
	0	Fees	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 28
	211	Fees	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 29
	112	Fees	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 30
	671	Fees	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 31
	0	Fees	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 32
	2,393	Fees	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 33
	3,530	Fees	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 34
	0	Comm. Social Resp.	JORDAN	Income Tax Department [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 35
	0	Comm. Social Resp.	JORDAN	Jordan Customs [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 36
	0	Comm. Social Resp.	JORDAN	Ministry of Energy [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 37
	0	Comm. Social Resp.	JORDAN	Ministry of Environment [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 38
	0	Comm. Social Resp.	JORDAN	Ministry of Finance [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 39
	0	Comm. Social Resp.	JORDAN	Ministry of Water and Irrigation [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 40
	0	Comm. Social Resp.	JORDAN	Social Security [Member]	Safi [Member]	Bromine [Member]	Specialties [Member]	Well
#: 41
	182,170	Taxes	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 42
	0	Royalties	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 43
	0	Fees	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well
#: 44
	$ 0	Comm. Social Resp.	UNITED STATES	United States Federal Government [Member]	Albemarle Corporation [Member]	Lithium and Bromine [Member]	Energy Storage and Specialties [Member]	Well